Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Capitalized Costs (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Consolidated entities [member]
Capitalized Costs Relating to Oil and Gas Producing Activities by Geographic Area [line items]
Property costs and producing assets	¥ 1,820,481	¥ 1,692,861
Support facilities	440,722	420,505
Construction-in-progress	149,068	119,501
Total capitalized costs	2,410,271	2,232,867
Accumulated depreciation, depletion and amortization	(1,429,389)	(1,312,907)
Net capitalized costs	980,882	919,960
Equity method investments [member]
Capitalized Costs Relating to Oil and Gas Producing Activities by Geographic Area [line items]
Net capitalized costs	¥ 24,785	¥ 25,963